Nature of Expenses	12 Months Ended
Dec. 31, 2022
Nature of expenses [abstract]
Nature of expenses

NOTE 5: Nature of expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	2,453	1,949	1,277
Depreciation and amortization	11/12	2,272	1,360	1,203
Impairment	11	44	0	273
Lab consumables		713	793	390
Patent expenses		430	577	396
External collaborator fees		783	1,020	874
Clinical validation		584	842	0
Other expenses		278	132	130
Total research and development expenses		7,557	6,673	4,543

Research and development expenses consist of costs incurred for the development and improvement of our products. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), reagents and supplies, clinical studies, outside services, patent expenses, depreciation of laboratory equipment, facility occupancy and information technology costs. Research and development expenses also include costs associated with assay improvements and automation workflow for our current suite of products. The Company expenses its research and development expenses in the period in which they are incurred, except for those development expenses that qualify for capitalization (refer to Note 11).

Total research and development expenses increased by 13% over 2021, primarily due to the amortization expenses related to the acquired IP and brand for the GPS business, as well as an increase in lab consumables, partially offset by savings in patent expenses, clinical validation, and external collaborator fees.

A change in presentation for clinical validation expenses has been brought in 2021 to report clinical validation expenses in the amount of $842,000 under Research and Development, previously under Selling and Marketing expenses.

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	19,070	13,402	12,839
Depreciation and amortization	11/12	1,628	796	603
Professional fees		1,259	523	497
Marketing expenses		2,843	1,761	1,315
Travel expenses		789	340	260
Offices & facilities expenses		356	436	503
Clinical validation		0	0	377
Other expenses		637	486	358
Total selling and marketing expenses		26,582	17,744	16,752

The Company’s sales and marketing expenses are expensed as incurred and include costs associated with its sales organization, including its direct clinical sales force and sales management, medical affairs, client services, marketing and managed care, as well as technical lab support and administration. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated overhead costs.

For the year ended December 31, 2022, selling and marketing expenses increased by $8.8 million, or 50%, compared to 2021, primarily due to an increase in personnel costs and marketing expenses related to the Company’s acquisition of the GPS business as well as an increase in amortization expense related to customer lists as part of the GPS intangible asset.

For the year ended December 31, 2021, selling and marketing expenses increased $1.0 million, or 6%, compared to 2020, primarily due to increased activity in 2021 versus 2020, which was the first year of the COVID-19 pandemic.

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2022	2021	2020
Personnel costs	6	8,995	9,009	9,209
Depreciation and amortization	11/12	965	880	1,526
Professional fees		7,762	1,678	1,522
Public company expenses		4,025	1,108	584
Offices & facilities expenses		1,142	845	530
Royalties to third parties		47	152	107
Other expenses		603	477	512
Total general and administrative expenses		23,539	14,149	13,990

General and administrative expenses include costs for certain executives, accounting and finance, legal, revenue cycle management, information technology, human resources, and administrative functions. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and stock-based compensation), professional service fees such as consulting, accounting, legal, general corporate costs, and public-company costs associated with the Company’s listing, as well as allocated overhead costs (rent, utilities, insurance, etc.).

General and administrative expenses increased in 2022 by $9.4 million, of which $3.7 million were one-time expenses related to the GPS acquisition (included in Professional fees), with the remaining $5.7 million increase primarily related to higher insurance, professional fees and public company expenses.

General and administrative expense increased in 2021 by $0.2 million, or 1% compared to 2020, primarily due to an increase in professional fees and insurance expenses associated with our U.S. listing on the Nasdaq Stock Market.